COST REDUCTION ACTIONS	12 Months Ended
Dec. 30, 2017
COST REDUCTION ACTIONS
COST REDUCTION ACTIONS

NOTE 13. COST REDUCTION ACTIONS

Restructuring Charges

        We have compensation plans that provide eligible employees with severance in the event of an involuntary termination. We calculate severance using benefit formulas under the respective plans. Accordingly, we record restructuring charges from qualifying cost reduction actions for severance and other exit costs (including asset impairment charges and lease and other contract cancellation costs) when they are probable and estimable. In the absence of a plan or established local practice in overseas jurisdictions, liabilities for restructuring charges are recognized when incurred.

2015/2016 Actions

        During fiscal year 2017, we recorded $34.1 million in restructuring charges, net of reversals, related to restructuring actions initiated during the third quarter of 2015 ("2015/2016 Actions"). These charges consisted of severance and related costs for the reduction of approximately 920 positions, lease cancellation costs, and asset impairment charges.

        During fiscal year 2016, we recorded $20.9 million in restructuring charges, net of reversals, related to our 2015/2016 Actions. These charges consisted of severance and related costs for the reduction of approximately 440 positions, lease cancellation costs, and asset impairment charges.

        During fiscal year 2015, we recorded $26.1 million in restructuring charges, net of reversals, related to our 2015/2016 Actions. These charges consisted of severance and related costs for the reduction of approximately 430 positions, lease cancellation costs, and asset impairment charges.

Prior Actions

        During fiscal year 2015, we recorded $33.4 million in restructuring charges, net of reversals, related to prior restructuring actions. These charges consisted of severance and related costs for the reduction of approximately 605 positions, lease cancellation costs, and asset impairment charges.

        Accruals for severance and related costs and lease cancellation costs were included in "Other accrued liabilities" in the Consolidated Balance Sheets. Asset impairment charges were based on the estimated market value of the assets, less selling costs, if applicable. Restructuring charges in continuing operations were included in "Other expense, net" in the Consolidated Statements of Income.

        During 2017, restructuring charges and payments were as follows:

(In millions)	Accrual at December 31, 2016	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at December 30, 2017

2015/2016 Actions
Severance and related costs	$3.3	$31.9	$(30.8)	$–	$(.1)	$4.3
Lease cancellation costs	.2	1.2	(.8)	–	–	.6
Asset impairment charges	–	1.0	–	(1.0)	–	–
Prior actions
Severance and related costs	1.3	(.7)	(.6)	–	–	–

Total	$4.8	$33.4	$(32.2)	$(1.0)	$(.1)	$4.9

        During 2016, restructuring charges and payments were as follows:

(In millions)	Accrual at January 2, 2016	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at December 31, 2016

2015/2016 Actions
Severance and related costs	$8.4	$15.7	$(20.9)	$–	$.1	$3.3
Asset impairment charges	–	4.1	–	(4.1)	–	–
Lease cancellation costs	.2	1.1	(1.1)	–	–	.2
Prior actions
Severance and related costs	5.5	(1.0)	(3.2)	–	–	1.3

Total	$14.1	$19.9	$(25.2)	$(4.1)	$.1	$4.8

        The table below shows the total amount of restructuring charges incurred by reportable segment and Corporate:

(In millions)	2017	2016	2015

Restructuring charges by reportable segment and Corporate
Label and Graphic Materials	$14.8	$8.5	$13.6
Retail Branding and Information Solutions	18.4	10.5	35.7
Industrial and Healthcare Materials	.2	.9	8.0
Corporate	–	–	2.2

Total	$33.4	$19.9	$59.5